Long-Term Debt - Schedule of Long-Term Debt (Parentheticals) (Details) - Long-Term Debt [Member]	Dec. 31, 2024 USD ($)
Schedule of Long-Term Debt [Line Items]
Unamortized debt discount	$ 1,157,515
Issuance costs	$ 450,059